Mineral property interests (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Payments to Acquire Royalty Interests in Mining Properties	$ 0	$ 0	$ (500,000)
Other Properties [Member]
Asset Impairment Charges				$ 552,095
Candente Agreement [Member]
Business Acquisition Royalty Rate	0.50%
Payments to Acquire Royalty Interests in Mining Properties	$ (500,000)
Business Acquisition, Percentage of Voting Interests Acquired	100.00%